Other payables and Accrued Expenses - Summary of Other payables and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Payables and Accrued Expenses [Abstract]
Employees & related institutions	$ 6,363	$ 4,973
Vacation and convalescence	1,127	1,246
Accrued expenses and other	3,070	1,819
Government institutions	398	367
Total	$ 10,958	$ 8,405